FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:	September 30,
2003

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Wafra Investment Advisory Group, Inc.
Address:	345 Park Avenue, 41st Floor
		New York, NY  10154

13F File number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered internal parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:		Anthony G. Barbuto
Title:		Chief Financial Officer
Phone:		212-759-3700
Signature, Place, and Date of Signing:

Anthony G. Barbuto New York, NY, October 21, 2003

Report Type (Check only one)
[X]	13F Holding Report
[  ]	13F Notice
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		96

Form 13F Information Value Total:		$458,165

List of Other Managers Included:			0




FORM 13F                                                  (SEC USE ONLY)

9/30/2003

Name of Reporting Manager

Item 6:                                           Item 8:
              Item 1:                     Item 2:   Item 3:       Item 4:      Item 5:
Investment Discretion                   Item 7:     Voting Authority Shares
                                          Title                    Fair       Shares of
(a) Sole  (b) Shared- (c) Shared-     Managers
          Name of Issuer                 of Class  Cusip No.    Market Value  Principal
As Defined    Other      See Instr. V  (a) Sole(b) Share(c) None

in Instr. V

3M Co.                           (MMM)      COM   88579Y101        $7,072,768    102,400
X                               Wafra Investmen   X
A T & T Corp.                    (T)        COM   001957505          $526,251     24,420
X                              Wafra Investment   X
A T & T Wireless Group           (AWE)      COM   001957406          $320,910     39,231
X                               Wafra Investmen   X
Abercrombie & Fitch Co-Cl A      (ANF)      COM   002896207          $332,520     12,000
X                               Wafra Investmen   X
Adobe Systems Inc                (ADBE)     COM   00724F101        $3,832,647     97,300
X                               Wafra Investmen   X
Aflac Inc.                       (AFL)      COM   001055102        $4,903,140    151,800
X                              Wafra Investment   X
Altria Group Inc                 (MO)       COM   02209S103        $8,365,800    191,000
X                              Wafra Investment   X
American Express Company         (AXP)      COM   025816109        $7,693,995    170,750
X                               Wafra Investmen   X
American International Group     (AIG)      COM   026874107       $11,435,390    198,187
X                              Wafra Investment   X
Amerisource Bergen Corp          (ABC)      COM   03073E105        $3,270,025     60,500
X                               Wafra Investmen   X
Amgen Inc.                       (AMGN)     COM   031162100        $8,545,674    132,450
X                               Wafra Investmen   X
Anadarko Petroleum Corp          (APC)      COM   032511107        $2,204,928     52,800
X                               Wafra Investmen   X
Apache Corp.                     (APA)      COM   037411105        $4,866,420     70,182
X                              Wafra Investment   X
Applied Materials Inc.           (AMAT)     COM   038222105        $5,720,922    315,550
X                              Wafra Investment   X
Bank of America Corp.            (BAC)      COM   060505104       $10,472,968    134,200
X                               Wafra Investmen   X
Bed Bath & Beyond Inc            (BBBY)     COM   075896100        $4,663,200    121,850
X                              Wafra Investment   X
Best Buy Co.                     (BBY)      COM   086516101        $5,726,160    120,500
X                               Wafra Investmen   X
C.H. Robison Worlwide Inc.       (CHRW)     COM   12541W100          $409,750     11,000
X                               Wafra Investmen   X
CSX Corp.                        (CSX)      COM   126408103        $4,282,200    146,400
X                               Wafra Investmen   X
CVS Corp.                        (CVS)      COM   126650100        $3,255,088    104,800
X                               Wafra Investmen   X
Caterpillar Inc.                 (CAT)      COM   149123101        $3,779,316     54,900
X                               Wafra Investmen   X
Cendant Corp.                    (CD)       COM   151313103        $6,459,264    345,600
X                               Wafra Investmen   X
Centurytel Inc.                  (CTL)      COM   156700106        $3,070,434     90,600
X                               Wafra Investmen   X
Cinergy                          (CIN)      COM   172474108        $4,508,595    122,850
X                              Wafra Investment   X
Cisco Systems Inc.               (CSCO)     COM   17275R102       $10,401,311    530,950
X                               Wafra Investmen   X
Citigroup Global Markets-ELKS    (EAP)      COM   173073701       $10,200,000  1,000,000
X                               Wafra Investmen   X
Citigroup Inc                    (C)        COM   172967101       $16,451,865    361,500
X                               Wafra Investmen   X
Coca-Cola Company                (KO)       COM   191216100        $9,073,152    211,200
X                              Wafra Investment   X
Dell Inc                         (DELL)     COM   24702R101        $7,098,408    212,400
X                              Wafra Investment   X
Dollar Tree Stores Inc.          (DLTR)     COM   256747106          $452,925     13,500
X                              Wafra Investment   X
Dominion Resources               (D)        COM   25746U109        $4,862,245     78,550
X                               Wafra Investmen   X
Dow Chemical                     (DOW)      COM   260543103        $5,401,640    166,000
X                               Wafra Investmen   X
Dun & Bradstreet Corp.           (DNB)      COM   26483E100          $436,170     10,500
X                               Wafra Investmen   X
EMC Corp/Mass                    (EMC)      COM   268648102          $930,831     73,700
X                               Wafra Investmen   X
Exxon Mobil Corporation          (XOM)      COM   30231G102       $14,284,248    390,280
X                              Wafra Investment   X
FMC Technologies                 (FTI)      COM   30249U101          $267,750     12,500
X                               Wafra Investmen   X
Fannie Mae                       (FNM)      COM   313586109        $4,914,000     70,000
X                               Wafra Investmen   X
Fastenal                         (FAST)     COM   311900104          $396,585     10,500
X                               Wafra Investmen   X
Forest Laboratories              (FRX)      COM   345838106        $5,253,045    102,100
X                               Wafra Investmen   X
Gallagher & Co.                  (AJG)      COM   363576109          $291,284     10,300
X                               Wafra Investmen   X
Gannett Co.                      (GCI)      COM   364730101        $3,389,372     43,700
X                               Wafra Investmen   X
Gap Inc.                         (GPS)      COM   364760108        $5,377,392    314,100
X                               Wafra Investmen   X
General Electric Co.             (GE)       COM   369604103       $15,554,858    521,800
X                               Wafra Investmen   X
Gilead Sciences Inc              (GILD)     COM   375558103        $5,267,760     94,000
X                               Wafra Investmen   X
Glaxosmithkline Plc              (GSK)      COM   37733W105        $1,166,000     27,500
X                               Wafra Investmen   X
HPL Technologies (restr cert)    (HPLA)     COM   40426C105           $24,820    107,913
X                               Wafra Investmen   X
Harley-Davidson Inc.             (HDI)      COM   412822108        $3,643,920     75,600
X                               Wafra Investmen   X
Home Depot Inc.                  (HD)       COM   437076102        $6,683,723    209,850
X                              Wafra Investment   X
Ingersoll-Rand Co.               (IR)       COM   G4776G101        $4,579,808     85,700
X                               Wafra Investmen   X
Int'l Business Machines Corp.    (IBM)      COM   459200101        $9,884,127    111,900
X                               Wafra Investmen   X
Intel Corp.                      (INTC)     COM   458140100       $11,214,400    407,500
X                               Wafra Investmen   X
Johnson & Johnson                (JNJ)      COM   478160104       $10,280,352    207,600
X                              Wafra Investment   X
Kohls Corp.                      (KSS)      COM   500255104        $4,908,625     91,750
X                              Wafra Investment   X
Lam Research Corp.               (LRCX)     COM   512807108          $389,025     17,500
X                               Wafra Investmen   X
Lowe's Companies                 (LOW)      COM   548661107        $6,809,280    131,200
X                              Wafra Investment   X
Marsh & McLennan Co.             (MMC)      COM   571748102        $5,582,273    117,250
X                               Wafra Investmen   X
Masco                            (MAS)      COM   574599106        $4,969,440    203,000
X                               Wafra Investmen   X
Medtronics Inc.                  (MDT)      COM   585055106        $6,765,864    144,200
X                               Wafra Investmen   X
Merck & Co. Inc.                 (MRK)      COM   589331107        $4,474,808     88,400
X                              Wafra Investment   X
Microchip Tech.                  (MCHP)     COM   595017104          $457,636     19,100
X                              Wafra Investment   X
Microsoft Corp.                  (MSFT)     COM   594918104       $17,555,700    631,500
X                               Wafra Investmen   X
Morgan Stanley                   (MWD)      COM   617446448        $6,814,623    135,050
X                              Wafra Investment   X
New York Community Bank          (NYB)      COM   649445996          $487,334     15,466
X                               Wafra Investmen   X
Nike Inc.                        (NKE)      COM   654106103        $5,519,415     90,750
X                               Wafra Investmen   X
North Fork Bank                  (NFB)      COM   659424105        $2,614,938     75,250
X                               Wafra Investmen   X
Pfizer Inc.                      (PFE)      COM   717081103       $12,239,343    402,875
X                               Wafra Investmen   X
Pier 1 Imports Inc.              (PIR)      COM   720279108          $192,400     10,000
X                               Wafra Investmen   X
Procter & Gamble Co              (PG)       COM   742718109        $9,560,460    103,000
X                               Wafra Investmen   X
Prudential Financial Inc.        (PRU)      COM   744320102        $5,110,848    136,800
X                               Wafra Investmen   X
Qualcomm Inc.                    (QCOM)     COM   747525103        $6,508,854    156,200
X                              Wafra Investment   X
RF Mico Devices                  (RFMD)     COM   749941100          $341,880     37,000
X                               Wafra Investmen   X
Ross Stores Inc                  (ROST)     COM   778296103          $463,900     10,000
X                               Wafra Investmen   X
SBC Communications Inc.          (SBC)      COM   78387G103        $4,725,900    212,400
X                               Wafra Investmen   X
Sealed Air                       (SEE)      COM   81211K100        $4,238,893     89,750
X                              Wafra Investment   X
Sei Investments Company          (SEIC)     COM   784117103          $439,425     13,500
X                              Wafra Investment   X
Sicor Inc.                       (SCRI)     COM   825846108          $335,994     17,400
X                              Wafra Investment   X
Southwest Airlines               (LUV)      COM   844741108        $2,080,104    117,520
X                               Wafra Investmen   X
Sprint Corp (Fon Group)          (FON)      COM   852061100          $719,515     47,650
X                               Wafra Investmen   X
Steris Corp.                     (STE)      COM   859152100          $271,636     11,800
X                               Wafra Investmen   X
Sun Microsystems Inc.            (SUNW)     COM   866810104          $391,904    118,400
X                               Wafra Investmen   X
Synopsys Inc.                    (SNPS)     COM   871607107          $488,378     15,800
X                              Wafra Investment   X
Sysco Corp.                      (SYY)      COM   871829107        $3,771,463    115,300
X                               Wafra Investmen   X
Texas Instruments                (TXN)      COM   882508104        $4,208,880    184,600
X                               Wafra Investmen   X
Textron Inc.                     (TXT)      COM   883203101        $3,475,545     88,100
X                               Wafra Investmen   X
Utstarcom Inc                    (UTSI)     COM   918076100          $333,900     10,500
X                               Wafra Investmen   X
Verizon Communications           (VZ)       COM   92343V104        $5,176,905    159,584
X                               Wafra Investmen   X
Viacom Inc 'B'                   (VIA/B)    COM   925524308        $5,191,565    135,550
X                               Wafra Investmen   X
Wal-Mart Stores Inc.             (WMT)      COM   931142103       $11,412,948    204,350
X                               Wafra Investmen   X
Warp Technology Holdings Inc     (WRPT)     COM   93464M105           $55,102    220,408
X                               Wafra Investmen   X
Washington Mutual                (WM)       COM   939322103        $3,828,733     97,250
X                               Wafra Investmen   X
Wellpoint Health Networks        (WLP)      COM   94973H108        $4,563,136     59,200
X                               Wafra Investmen   X
Wells Fargo Company              (WFC)      COM   949746101        $8,144,725    158,150
X                               Wafra Investmen   X
Westwood One Inc.                (WON)      COM   961815107          $341,147     11,300
X                               Wafra Investmen   X
Weyerhaeuser Co.                 (WY)       COM   962166104        $5,321,873     91,050
X                               Wafra Investmen   X
XTO Energy Inc                   (XTO)      COM   98385X106          $363,820     17,333
X                               Wafra Investmen   X
Yahoo! Inc.                      (YHOO)     COM   984332106        $3,016,998     85,250
X                               Wafra Investmen   X
Column Total                                                     $458,165,484 13,230,849

